Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	259,420	342,460
Forfeited | shares	(82,400)	(66,880)
Exercised | shares		(12,000)
Expired | shares	(11,200)	(4,160)
Ending balance | shares	165,820	259,420
Weighted average exercise price, beginning balance	$ 48.60	$ 44.13
Weighted average exercise price, Forfeited	57.77	33.62
Weighted average exercise price, Exercised		9.38
Weighted average exercise price, Expired	6.25	34.51
Weighted average exercise price, ending balance	$ 46.91	$ 48.60
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	138,720	167,200
Forfeited | shares	(15,520)	(20,480)
Exercised | shares		(8,000)
Ending balance | shares	123,200	138,720
Weighted average exercise price, beginning balance	$ 41.77	$ 41.89
Weighted average exercise price, Forfeited	37.86	54.80
Weighted average exercise price, Exercised		10.94
Weighted average exercise price, Expired	0.00	0.00
Weighted average exercise price, ending balance	$ 42.26	$ 41.77